Investor A C and Institutional [Member] Expense Example - Investor A, C and Institutional - BlackRock Short Duration Muni Fund	Jun. 30, 2026 USD ($)
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 239
Expense Example, with Redemption, 3 Years	453
Expense Example, with Redemption, 5 Years	789
Expense Example, with Redemption, 10 Years	1,521
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	143
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	593
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	360
Expense Example, with Redemption, 3 Years	500
Expense Example, with Redemption, 5 Years	652
Expense Example, with Redemption, 10 Years	$ 1,093